Rule 482 Ad
Filed Pursuant to Rule 497(a)
1933 Act File No. 333-114371
1940 Act File No. 811-21556

Perritt
[Logo Omitted]

MicroCap Opportunities Fund

Emerging Opportunities Fund

Dear Clients of Fidelity Investments,

HISTORICALLY, PORTFOLIOS OF SMALLER COMPANY STOCKS PERFORM BEST!

Perritt Capital Management has been investing in Micro Cap stocks since 1988

*Perritt MicroCap Opportunities Fund (PRCGX) targets companies with market caps below $400 million

*Perritt Emerging Opportunities Fund (PREOX) targets companies with market caps below $250 million

To arrange a personal interview with portfolio manager Michael Corbett, contact Mark Oberrotman at 800-331-8936, mark@PerrittCap.com

You should carefully consider the Funds’ investment objectives, risks, charges and expenses before investing in them. The Funds’ prospectuses contain this and other important information about the Funds. For more information about the Funds, please call 1-800-331-8936 to receive a free copy of the Funds’ prospectuses. Please read the prospectuses carefully before investing.

300 S. Wacker Drive, Suite 2800, Chicago, IL 60606

Tel 312-669-1650, 800-331-8936               Fax 312-669-1235